                                                  OMB APPROVAL
                                                  OMB Number: 3235-0006
                                                  Expires: October 31, 2000
                                                  Estimated average burden hours
                                                  per response: ......... 24.7

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------

Check here if Amendment [ ];  Amendment Number:
                                                ----
    This Amendment (Check only one.):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bedford Oak Advisors, LLC
Address: 100 South Bedford Road
         Mt. Kisco, New York, 10549

Form 13F File Number: 28-05209
                         -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Dennis H. Javer
Title:   Chief Financial Officer
Phone:   (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                        Mt. Kisco, New York    April 28, 2000
-----------------------------------        -------------------    --------------
[Signature]                                [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

Form 13F File Number 28-05207
                        -----
Name   Bedford Oak Partners, L.P.
     -------------------------------------

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:  1
                                   ---

Form 13F Information Table Entry Total: 13
                                        --

Form 13F Information Table Value Total: $9,403 (thousands)
                                         -----

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
    ---
Form 13F File Number 28-05211
                        -----
Name:  Harvey P. Eisen
      -----------------

[Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE

Column                          Column  Column     Column           Column          Column     Column            Column
  1                               2       3          4                5               6          7                 8

                                Title                                                                       Voting Authority
                                 of                Value    Shares or  SH/  Put/  Investment   Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  discretion  Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Aetna Insurance                 COM    008117103  1387       25000     SH         Defined     1          25000
American Classic Voyage         COM    024928103  1171       46500     SH         Defined     1          46500
Capital Trust                   COM    14052H100   640      160000     SH         Defined     1         160000
Cell Genesys                    COM    150921104   426       20000     SH         Defined     1          20000
Cendant Corp.                   COM    151313103   481       26000     SH         Defined     1          26000
Coinstar                        COM    19259P300   252       20000     SH         Defined     1          20000
Data Broadcasting               COM    237596101   457       60000     SH         Defined     1          60000
Firstcom                        COM    33763T104   342       10000     SH         Defined     1          10000
Global Crossing                 COM    G3921A100  2047       50000     SH         Defined     1          50000
Intuit                          COM    461202103   544       10000     SH         Defined     1          10000
Qwest Communication             COM    749121109   960       20000     SH         Defined     1          20000
Smart & Final                   COM    831683107   307       41300     SH         Defined     1          41300
Xoms Ltd.                       COM    G9825R107   387       50000     SH         Defined     1          50000

REPORT SUMMARY                  13 DATA RECORDS   9403                      1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED